Share Capital (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Capital
Number Of Stock Options Granted	4,315,000	840,000	750,000
Fair Value Of Stock Options Granted (cad$)	$ 0.38	$ 0.31	$ 0.20
Market Price Of Shares On Grant Date (cad$)	$ 0.49	$ 0.48	$ 0.30
Pre-vest Forfeiture Rate	13.04%	13.27%	13.81%
Risk-free Interest Rate	0.78%	0.33%	1.44%
Expected Dividend Yield	0.00%	0.00%	0.00%
Expected Stock Price Volatility	129.00%	94.00%	105.00%
Expected Option Life In Years	3 years 9 months 29 days	3 years 11 months 23 days	4 years 2 months 19 days